Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share [Abstract]
Net earnings attributable to common stockholders	$ 238.3	[1]	$ 130.9	[1]	$ 312.6	[1]	$ 708.5	[1]	$ 325.8		$ 234.1		$ 498.2		$ 406.5		$ 1,390.3	[1]	$ 1,464.6		$ 1,848.7
Net earnings attributable to common stockholders																	$ 1,436.8		$ 1,532.8		$ 1,923.4
Basic earnings per common share:
Weighted-average common shares outstanding																	51.2		58.9		63.9
Net earnings attributable to common stockholders	$ 4.83	[2]	$ 2.63	[2]	$ 6.12	[2]	$ 12.94	[2]	$ 5.73	[2]	$ 4.09	[2]	$ 8.43	[2]	$ 6.53	[2]	$ 27.16	[2]	$ 24.87	[2]	$ 28.94
Diluted earnings per common share:
Weighted-average common shares outstanding																	51.2		58.9		63.9
Dilutive common shares—stock options																	0.1		0.3		0.8
Diluted weighted-average shares outstanding																	51.3		59.2		64.7
Net earnings attributable to common stockholders	$ 4.82	[2]	$ 2.62	[2]	$ 6.10	[2]	$ 12.90	[2]	$ 5.71	[2]	$ 4.07	[2]	$ 8.38	[2]	$ 6.47	[2]	$ 27.08	[2]	$ 24.74	[2]	$ 28.59

[1]	For the three months ended March 31, 2014, net earnings attributable to common stockholders includes an after-tax gain of $461.0 million from the sale of the phosphate business, and net earnings per share attributable to common stockholders, basic and diluted, include the per share impact of $8.39. During the fourth quarter of 2014, the purchase price was finalized which increased the after-tax gain to $462.8 million for the year ended December 31, 2014, which also increased the per share impact on net earnings attributable to common stockholders, basic and diluted, to $9.01. See Note 4—Phosphate Business Disposition, for additional information.
[2]	The sum of the four quarters is not necessarily the same as the total for the year.